NONCONTROLLING INTEREST (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Aug. 17, 2016	Apr. 05, 2016	Dec. 31, 2015	May 15, 2015	Dec. 31, 2014
Noncontrolling Interest [Line Items]
Ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Collins Pipeline Company And T&M Terminal Company [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest in Limited Partnerships	$ 95	$ 269
Limited Partner [Member] | PBF LLC [Member]
Noncontrolling Interest [Line Items]
Ownership percentage	44.10%	44.20%	44.60%	49.50%	53.70%	53.90%	52.10%
Limited Partner [Member] | Public Unit Holders [Member]
Noncontrolling Interest [Line Items]
Ownership percentage	55.90%	55.80%	55.40%	50.50%	46.30%	46.10%	47.90%
Collins Pipeline Company [Member] | Chalmette Refining [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	80.00%